As filed with the Securities and Exchange Commission on April 3, 2007.

                                                     Registration No. 333-140323

--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.              [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

--------------------------------------------------------------------------------

Exact Name of Registrant as Specified in Charter:  Area Code & Telephone Number:

            SCHWARTZ INVESTMENT TRUST                    (888) 726-9331

 Address of Principal Executive Offices (Number, Street, City, State, Zip Code):

                              3707 WEST MAPLE ROAD
                                    SUITE 100
                           BLOOMFIELD HILLS, MI 48301

Name and Address of
Agent for Service:                                          With copies to:
George P. Schwartz, President           David M. Leahy, Esq.               Fredrick G. Lautz, Esq.
Schwartz Investment Counsel, Inc.       Sullivan & Worcester LLP           Quarles & Brady LLP
3707 West Maple Road, Suite 100         1666 K Street N.W. Suite 700       411 East Wisconsin Avenue
Bloomfield Hills, MI 48301              Washington, D.C.  20006            Milwaukee, WI 53202

     Title of Securities Being Registered: Shares of beneficial interest of the Ave Maria Rising Dividend Fund, a series of the Registrant.

     The Registrant proposes that this Registration Statement will become effective automatically pursuant to Rule 485(b).


--------------------------------------------------------------------------------
         The Registrant has previously registered an indefinite number of its shares pursuant to Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due in reliance on Section 24(f).

--------------------------------------------------------------------------------

                   INCORPORATION BY REFERENCE OF PARTS A AND B
                   -------------------------------------------

     The Registrant hereby incorporates by reference into this filing the Proxy Statement and Prospectus and related proxy materials included as Part A of Pre-Effective Amendment No. 2 ("Amendment No. 2") to this Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 5, 2007, and also incorporates by reference into this filing the Statement of Additional Information included as Part B of said Amendment No. 2.

     This Post-Effective Amendment No. 1 is being filed solely to file the tax opinion as Exhibit 12 to this Registration Statement on Form N-14/A.

                            SCHWARTZ INVESTMENT TRUST

                         AVE MARIA RISING DIVIDEND FUND


Part C. Other Information

     Item 15. INDEMNIFICATION

               Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               "Section  6.4  INDEMNIFICATION  OF TRUSTEES,  OFFICERS,  ETC. The
               Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

               Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

               Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

               The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and its investment adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

               The Advisory Agreements with Schwartz Investment Counsel, Inc. (the "Adviser") provide that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

               The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

               Notwithstanding any provisions to the contrary in Registrant's Agreement and Declaration of Trust, in Ohio law or in the Advisory Agreement, and the Distribution Agreement, Registrant will not indemnify its Trustees and officers, the Adviser or the Distributor for any liability to the Registrant or its shareholders to which such persons would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion. Registrant may advance attorneys' fees or other expenses incurred by the indemnitee in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determine that he is entitled to indemnification, so long as one of the following conditions is met: (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Item 16. EXHIBITS
         --------

     See Exhibit Index following the Signature Page of this Registration Statement, which Exhibit Index is incorporated herein by this reference.

Item 17. UNDERTAKINGS
         ------------

     (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registrant statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) Registrant undertakes that it will file, by post-effective amendment upon the closing of the Reorganization, an opinion and consent of counsel supporting the tax consequences of the Reorganization.

     (4) Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14/A to be signed on behalf of the Registrant, in the City of Bloomfield Hills, and the State of Michigan, on the 3rd day of April, 2007.

                                        SCHWARTZ INVESTMENT TRUST


                                        By:  /s/  George P. Schwartz
                                             ---------------------------------
                                            George P. Schwartz, President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14/A has been signed on this 3rd day of April, 2007 by the following persons in the capacities indicated.


         SIGNATURE                                                        TITLE
         ---------                                                        -----
         /s/ Gregory J. Schwartz                                 Chairman and Trustee
         --------------------------------------------
         Gregory J. Schwartz

         /s/ George P. Schwartz                                  President and Trustee (Principal Executive Of-
         --------------------------------------------            ficer)
         George P. Schwartz

         /s/ Timothy S. Schwartz                                 Treasurer (Principal Financial and Accounting
         --------------------------------------------            Officer)
         Timothy S. Schwartz

         /s/ Peter F. Barry                                      Trustee
         --------------------------------------------
         Peter F. Barry

         /s/ Donald J. Dawson, Jr.                               Trustee
         --------------------------------------------
         Donald J. Dawson, Jr.

         /s/ John E. Barnds                                      Trustee
         --------------------------------------------
         John E. Barnds


                                           SCHWARTZ INVESTMENT TRUST

                                                  EXHIBIT INDEX
                                                        TO
                                       REGISTRATION STATEMENT ON FORM N-14


        EXHIBIT                                                   INCORPORATED BY                    FILED
        NUMBER                DESCRIPTION                            REFERENCE                     HEREWITH
        ------                -----------                            ---------                     --------

         (1)            Agreement  and  Declaration       Incorporated herein  by reference to
                        of  Trust                         Registrant's Post-Effective  Amendment
                                                          No. 11 filed on April 19, 2001

         (2)            By-Laws                           Incorporated herein by reference to
                                                          Registrant's Post-Effective Amendment
                                                          No. 18 filed on February 15, 2005
         (3)            None

         (4)            Agreement and Plan of             Incorporated herein by reference to
                        Reorganization by and between     APPENDIX A attached to the Proxy
                        The Catholic Funds, Inc. (on      Statement/Prospectus included as a
                        behalf of the Catholic Equity     part of this Registration Statement on
                        Fund) and the Registrant (on      Form N-14.
                        behalf of the Ave Maria Rising
                        Dividend Fund)

         (5)            None

         (6)            Investment Advisory Contract      Incorporated   herein  by  reference
                        with  respect to the Ave Maria    to  Registrant's Post-Effective
                        Rising Dividend   Fund)           Amendment No. 19 filed on February 15,
                        with   Schwartz                   2006
                        Investment    Counsel, Inc.

         (7)            Distribution Agreement            Incorporated herein by reference to
                                                          Registrant's Post-Effective Amendment
                                                          No. 18 filed on February 15, 2005.

         (8)            None

         (9)            Custody Agreement                 Incorporated herein by reference to
                                                          Registrant's Post-Effective Amendment
                                                          No. 18 filed on February 15, 2005.

         (10)           Shareholder Servicing  (12b-1)    Incorporated  herein by reference
                        Plan                              to Registrant's Post-Effective Amend-
                                                          ment No. 16 filed on April 30, 2003

         (11)           Opinion of Counsel regarding      Incorporated herein by reference to
                        the legality of securities        Registrant's Pre-Effective Amendment
                        being registered, including a     No. 3 to this Registration Statement
                        Consent of Counsel                on Form N-14 filed on March 8, 2007


                                                      C-6

        EXHIBIT                                                   INCORPORATED BY                    FILED
        NUMBER                DESCRIPTION                            REFERENCE                     HEREWITH
        ------                -----------                            ---------                     --------

         (12)           Form of Opinion of Counsel                                                     X
                        regarding certain tax matters
                        and consequences to
                        shareholders, including a
                        Consent of Counsel

       (13)(a)          Expense Limitation Agreement      Incorporated  herein by reference to
                        (with respect to the Ave Maria    Registrant's  Post-Effective Amendment
                        Rising  Dividend  Fund) with      No. 19 filed on February 15, 2006
                        Schwartz  Investment  Counsel
                        Inc.

       (13)(b)          Addendum to Expense Limitation    Incorporated herein by reference to
                        Agreement (with respect to the    Registrant's Pre-Effective Amendment
                        Ave Maria Rising  Dividend        No. 2 to this Registration Statement
                        Fund) with  Schwartz              on Form N-14 filed on March 5, 2007
                        Investment  Counsel Inc.

       (14)(a)          Consent of Independent            Incorporated herein by reference to
                        Registered Public Accounting      Registrant's Pre-Effective Amendment
                        Firm (Deloitte & Touche LLP)      No. 2 to this Registration Statement
                                                          on Form N-14 filed on March 5, 2007

       (14)(b)          Consent of Independent            Incorporated herein by reference to
                        Registered Public Accounting      Registrant's Pre-Effective Amendment
                        Firm (Pricewaterhouse-Coopers,    No. 2 to this Registration Statement
                        LLP)                              on Form N-14 filed on March 5, 2007

         (15)           None

         (16)           None

         (17)           Form of Proxy                     Incorporated herein by reference to
                                                          Registrant's Pre-Effective Amendment
                                                          No. 2 to this Registration Statement
                                                          on Form N-14 filed on March 5, 2007

                                                                      EXHIBIT 12
                                                                      ----------

                        [QUARLES & BRADY LLP LETTERHEAD]





                                                                  March 30, 2007


Board of Directors
The Catholic Funds, Inc.
1100 West Wells Street
Milwaukee, Wisconsin 53233

     Re:  AGREEMENT AND PLAN OF REORGANIZATION - FEDERAL TAX CONSEQUENCES

Ladies and Gentlemen:

     We have acted as counsel to The Catholic Funds, Inc. ("CFI"), a Maryland corporation, in connection with the proposed transfer of substantially all of the assets of CFI's single series, known as the Catholic Equity Fund (the "Catholic Equity Fund"), to the Ave Maria Rising Dividend Fund (the "Ave Maria Fund"), a series of Schwartz Investment Trust ("Schwartz Investment Trust"), solely in exchange for shares of beneficial interest of the Ave Maria Fund (the "Ave Maria Fund Shares") to be distributed to the Catholic Equity Fund shareholders in liquidation of the Catholic Equity Fund. The transactions will occur pursuant to the Agreement and Plan of Reorganization (the "Agreement"), dated as of January 26, 2007, executed by CFI on behalf of the Catholic Equity Fund and by Schwartz Investment Trust on behalf of the Ave Maria Fund. The Agreement is attached as APPENDIX A to the Proxy Statement/Prospectus included in the Registration Statement on Form N-14 under the Securities Act of 1933 (the "Registration Statement"), as filed by Ave Maria Trust with the Securities and Exchange Commission. This opinion is rendered pursuant to Sections 7.7 of the Agreement. Capitalized terms not otherwise defined herein have the meanings ascribed to them in the Agreement.

     In rendering our opinion, we have examined the Registration Statement and the Agreement and have, with your permission, relied upon, and assumed as correct, (i) the factual information contained in the Registration Statement;
(ii) the representations and covenants contained in the Agreement; (iii) the Acquiring Portfolio Tax Representation Certificate and the Acquired Portfolio Tax Representation Certificate attached hereto; and (iv) such other materials as we have deemed necessary or appropriate as a basis for our opinion.

Schwartz Investment Trust
Catholic Funds, Inc.
Page 2
March 30, 2007

     On the basis of the information, representations and covenants contained in the foregoing materials and assuming the Reorganization is consummated in the manner described in the Agreement and the Proxy Statement/Prospectus included in the Registration Statement, we are of the opinion that:

     1. The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Catholic Equity Fund and the Ave Maria Fund will each be a "party to" the Reorganization within the meaning of Section 368(b) of the Code;

     2. No gain or loss will be recognized by the Catholic Equity Fund upon the transfer of substantially all of its assets to the Ave Maria Fund in exchange solely for the Ave Maria Fund Shares and the assumption by the Ave Maria Fund of the Catholic Equity Fund Liabilities;

     3. No gain or loss will be recognized by the Catholic Equity Fund on the distribution to the Catholic Equity Fund Shareholders of the Ave Maria Fund Shares received by the Catholic Equity Fund in the Reorganization;

     4. No gain or loss will be recognized by the Catholic Equity Fund Shareholders upon the liquidation of the Catholic Equity Fund and the related surrender of their shares of the Catholic Equity Fund in exchange for the Ave Maria Fund Shares;

     5. The basis of the Ave Maria Fund Shares received by each Catholic Equity Fund Shareholder in connection with the Reorganization will be the same as the Catholic Equity Fund Shareholder's basis in his or her Catholic Equity Fund Shares immediately prior to the Reorganization;

     6. The holding period of the Ave Maria Fund Shares received by each Catholic Equity Fund Shareholder in connection with the Reorganization will include such Catholic Equity Fund Shareholder's holding period of his or her Catholic Equity Fund Shares held immediately prior to the Reorganization, provided that such Catholic Equity Fund Shares were held by such Catholic Equity Fund Shareholder as a capital asset as of the Effective Time;

     7. The discussion in the Proxy Statement/Prospectus under the captions "Synopsis - Federal Tax Consequences and "Approval of the Plan and Reorganization - Federal Tax Considerations," to the extent it constitutes summaries of legal matters or legal conclusions, is accurate in all material respects.

     This opinion expresses our views only as to federal income tax laws in effect as of the date hereof, including the Code, applicable Treasury Regulations, published rulings and administrative practices of the Internal Revenue Service (the "Service") and court decisions.

     This opinion represents our best legal judgment as to the matters addressed herein, but is not binding on the Service or the courts. Furthermore, the legal authorities upon which we rely are subject to change either prospectively or retroactively. Any change in such authorities or any change in the facts or representations, or any past or future actions by

Schwartz Investment Trust
Catholic Funds, Inc.
Page 3
March 30, 2007

Schwartz Investment Trust, the Ave Maria Fund, CFI or the Catholic Equity Fund contrary to such representations might adversely affect the conclusions stated herein.

     We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and further consent to the use of our name under the captions "Summary - Federal Tax Consequences" and "Approval of the Agreement and Reorganization - Federal Tax Considerations" in the Proxy Statement/Prospectus included in the Registration Statement.

                                             Very truly yours,

                                             /s/ QUARLES & BRADY LLP

                                             QUARLES & BRADY LLP